Call Loans and Funds Sold, and Call Money and Funds Purchased (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Call Loans and Funds Sold, and Call Money and Funds Purchased
Average balance of call money and funds purchased during the fiscal year	¥ 2,173,923	¥ 2,349,445	¥ 3,051,725
Average balance of call loans and funds sold during the fiscal year	656,322	651,778	1,080,630
Net funds purchased position	1,517,601	1,697,667	1,971,095
Call money and funds purchased
Outstanding at end of fiscal year, Amount	2,313,487	1,883,824	2,235,858
Outstanding at end of fiscal year, Principal range of maturities, Minimum, days	1	1	1
Outstanding at end of fiscal year, Principal range of maturities, Maximum, days	30	30	30
Outstanding at end of fiscal year, Weighted average interest rate	0.29%	0.28%	0.33%
Maximum balance at any month-end during the fiscal year	¥ 2,488,885	¥ 2,611,306	¥ 4,133,609
Weighted average interest rate paid during the fiscal year	0.27%	0.24%	0.82%